UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6454

Fidelity Municipal Trust II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2010

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Michigan Municipal
Money Market Fund

September 30, 2010

1.807721.106

MIS-QTLY-1110

Investments September 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 99.6%
	Principal Amount	Value
Louisiana - 0.1%
Louisiana Pub. Facilities Auth. Rev. (Air Products and Chemicals Proj.) Series 2010, 0.45%, VRDN (a)	$ 1,000,000	$ 1,000,000
Michigan - 87.2%
Detroit City School District Participating VRDN Series Solar 06 01, 0.26% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(f)	11,710,000	11,710,000
Detroit Econ. Dev. Corp. Rev. (Michigan Opera Theatre Proj.) Series 1999, 0.57%, LOC JPMorgan Chase Bank, VRDN (a)	2,100,000	2,100,000
Eastern Michigan Univ. Revs. Series 2009 A, 0.34%, LOC JPMorgan Chase Bank, VRDN (a)	1,000,000	1,000,000
Grand Rapids Wtr. Supply Sys. Bonds 5.75% 1/1/11	1,140,000	1,155,249
Grand Valley Michigan State Univ. Rev.:
Series 2005, 0.25%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	18,570,000	18,570,000
Series 2008 B, 0.23%, LOC U.S. Bank NA, Minnesota, VRDN (a)	24,000,000	24,000,000
Kent County Bldg. Auth. Participating VRDN Series PT 3242, 0.47% (Liquidity Facility Dexia Cr. Local de France) (a)(f)	10,730,000	10,730,000
Kent Hosp. Fin. Auth. Hosp. Facilities Rev.:
Bonds (Spectrum Health Proj.) Series 2005 B, 5% 7/15/11	5,975,000	6,186,418
(Spectrum Health Sys. Proj.):
Series 2008 B1, 0.38%, LOC RBS Citizens NA, VRDN (a)	19,500,000	19,500,000
Series 2008 B3, 0.25% (Liquidity Facility Wells Fargo Bank NA), VRDN (a)	9,000,000	9,000,000
Series 2008 C, 0.24%, LOC Bank of New York, New York, VRDN (a)	21,200,000	21,200,000
Michigan Bldg. Auth. Rev.:
Bonds:
(Facilities Prog.):
Series 2000 I:
5% 10/15/11 (Pre-Refunded to 10/15/10 @ 100) (e)	1,000,000	1,001,792
5.125% 10/15/15 (Pre-Refunded to 10/15/10 @ 100) (e)	2,680,000	2,684,814
Series 2009 II, 3% 10/15/10	275,000	275,220
5.5% 10/15/10	5,000,000	5,009,817
Participating VRDN Series Solar 06 21, 0.26% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(f)	3,800,000	3,800,000
Series 2007 I, 0.24%, LOC JPMorgan Chase Bank, VRDN (a)	5,000,000	5,000,000
Series 5, 0.32% 10/21/10, LOC Bank of New York, New York, LOC State Street Bank & Trust Co., Boston, CP	30,115,000	30,115,000
Michigan Fin. Auth. Rev. RAN:
Series 2010 D2, 2% 8/22/11, LOC JPMorgan Chase Bank	8,900,000	9,026,419
Municipal Securities - continued
	Principal Amount	Value
Michigan - continued
Michigan Fin. Auth. Rev. RAN: - continued
Series 2010 D3, 2% 8/22/11, LOC Bank of Nova Scotia New York Branch	$ 8,900,000	$ 9,026,419
Michigan Higher Ed. Rev. (Univ. of Detroit Mercy Proj.) Series 2007, 0.3%, LOC JPMorgan Chase Bank, VRDN (a)	1,600,000	1,600,000
Michigan Hosp. Fin. Auth. Rev.:
Bonds:
(Ascension Health Sr. Cr. Group Proj.) Series 2010 F:
0.36%, tender 4/28/11 (a)	8,800,000	8,800,000
0.36%, tender 4/28/11 (a)	8,800,000	8,800,000
0.36%, tender 4/28/11 (a)	7,100,000	7,100,000
(Trinity Health Sys. Proj.):
Series 2008 C:
0.27% tender 10/14/10, CP mode	20,000,000	20,000,000
0.28% tender 11/8/10, CP mode	18,000,000	18,000,000
0.3% tender 11/8/10, CP mode	6,700,000	6,700,000
0.3% tender 12/6/10, CP mode	16,000,000	16,000,000
Series C, 0.3% tender 12/14/10, CP mode	17,400,000	17,400,000
Participating VRDN Series ROC II R 11676, 0.27% (Liquidity Facility Citibank NA) (a)(f)	7,800,000	7,800,000
(Ascension Health Sr. Cr. Group Proj.) Series 2010 F, 0.23%, VRDN (a)	4,710,000	4,710,000
(Hosp. Equip. Ln. Prog.) Series B, 0.28%, LOC Bank of America NA, VRDN (a)	5,400,000	5,400,000
(McLaren Health Care Corp. Proj.):
Series 2008 B1, 0.25%, LOC JPMorgan Chase Bank, VRDN (a)	1,300,000	1,300,000
Series 2008 B3, 0.25%, LOC JPMorgan Chase Bank, VRDN (a)	2,500,000	2,500,000
(Munising Memorial Hosp. Assoc. Proj.) Series 2006, 0.32%, LOC Banco Santander SA, VRDN (a)	7,395,000	7,395,000
Michigan Hsg. Dev. Auth. Ltd.:
(Sand Creek Apts., Phase I Proj.) Series 2007 A, 0.31%, LOC Citibank NA, VRDN (a)(d)	3,700,000	3,700,000
(Sand Creek II Apts. Proj.) Series 2007 A, 0.31%, LOC Citibank NA, VRDN (a)(d)	5,495,000	5,495,000
(Teal Run I Apts. Proj.) Series 2007 A, 0.31%, LOC Citibank NA, VRDN (a)(d)	6,350,000	6,350,000
Michigan Hsg. Dev. Auth. Multi-family Hsg. Rev.:
(Canton Club East Apts. Proj.) Series 1998 A, 0.31%, LOC Fannie Mae, VRDN (a)(d)	1,090,000	1,090,000
(Hunt Club Apts. Proj.) 0.29%, LOC Fannie Mae, VRDN (a)(d)	6,895,000	6,895,000
Municipal Securities - continued
	Principal Amount	Value
Michigan - continued
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev.:
Series 2007 B, 0.33% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)(d)	$ 57,800,000	$ 57,800,000
Series 2009 D, 0.28% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)	11,250,000	11,250,000
Michigan Hsg. Dev. Ltd. Oblig. Rev. (JAS Non-Profit Hsg. Corp. VI Proj.) Series 2000, 0.27%, LOC JPMorgan Chase Bank, VRDN (a)	6,600,000	6,600,000
Michigan Muni. Bond Auth. Rev. Bonds (Clean Wtr. Proj.) Series 2010, 2% 10/1/10	7,065,000	7,065,000
Michigan State Univ. Revs.:
Bonds Series 2010 C, 2% 2/15/11	5,075,000	5,106,262
0.24% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	35,510,000	35,510,000
Michigan Strategic Fund Indl. Dev. Rev. (Lapeer Industries, Inc. Proj.) Series 2007, 0.5%, LOC Bank of America NA, VRDN (a)(d)	1,400,000	1,400,000
Michigan Strategic Fund Ltd. Oblig. Rev.:
(Almond Products, Inc. Proj.) 0.5%, LOC Bank of America NA, VRDN (a)(d)	7,930,000	7,930,000
(BC&C Proj.) 0.42%, LOC Comerica Bank, VRDN (a)(d)	790,000	790,000
(Bosal Ind. Proj.) Series 1998, 0.3%, LOC JPMorgan Chase Bank, VRDN (a)(d)	7,500,000	7,500,000
(Consumers Energy Co. Proj.):
0.24%, LOC Wells Fargo Bank NA, VRDN (a)	36,400,000	36,400,000
0.31%, LOC Wells Fargo Bank NA, VRDN (a)(d)	18,100,000	18,100,000
(Detroit Symphony Orchestra Proj.):
Series 2001 A, 0.33%, LOC Bank of America NA, VRDN (a)	1,000,000	1,000,000
Series 2001 B, 0.3%, LOC Bank of America NA, VRDN (a)	5,755,000	5,755,000
(Evangelical Homes of Michigan Proj.) Series 2008, 0.27%, LOC JPMorgan Chase & Co., VRDN (a)	7,000,000	7,000,000
(Grand Rapids Art Museum Proj.) Series 2006 A, 0.5%, LOC Bank of America NA, VRDN (a)	2,700,000	2,700,000
(Henry Ford Museum & Greenfield Village Projs.) Series 2002, 0.33%, LOC Comerica Bank, VRDN (a)	18,050,000	18,050,000
(Holland Plastics Corp. Proj.) 0.55%, LOC Bank of America NA, VRDN (a)(d)	2,720,000	2,720,000
(John H. Dekker & Sons Proj.) Series 1998, 0.55%, LOC Bank of America NA, VRDN (a)(d)	500,000	500,000
(Orchestra Place Renewal Proj.) Series 2000, 0.28%, LOC Bank of America NA, VRDN (a)	7,005,000	7,005,000
Municipal Securities - continued
	Principal Amount	Value
Michigan - continued
Michigan Strategic Fund Ltd. Oblig. Rev.: - continued
(Pioneer Laboratories, Inc. Proj.) 0.32%, LOC JPMorgan Chase Bank, VRDN (a)(d)	$ 1,100,000	$ 1,100,000
(S&S LLC Proj.) Series 2000, 0.55%, LOC U.S. Bank NA, Minnesota, VRDN (a)(d)	1,205,000	1,205,000
(The YMCA of Greater Grand Rapids Proj.) Series 2010, 0.28%, LOC Comerica Bank, VRDN (a)	11,350,000	11,350,000
(Van Andel Research Institute Proj.) Series 2008, 0.27%, LOC Bank of America NA, VRDN (a)	62,200,000	62,200,000
(W.H. Porter, Inc. Proj.) Series 2001, 0.55%, LOC Bank of America NA, VRDN (a)(d)	2,035,000	2,035,000
(YMCA Metropolitan Detroit Proj.) Series 2001, 0.27%, LOC JPMorgan Chase Bank, VRDN (a)	11,080,000	11,080,000
(YMCA Metropolitan Lansing Proj.) Series 2002, 0.27%, LOC Bank of America NA, VRDN (a)	8,325,000	8,325,000
Michigan Strategic Fund Solid Waste Disp. Rev. (Grayling Gen. Station Proj.) Series 1990, 0.3%, LOC Barclays Bank PLC, VRDN (a)(d)	7,524,000	7,524,000
Oakland County Econ. Dev. Corp. Ltd. Oblig. Rev.:
(Osmic, Inc. Proj.) Series 2001 A, 0.37%, LOC JPMorgan Chase Bank, VRDN (a)(d)	5,300,000	5,300,000
(Pratt & Miller Engineering & Fabrication, Inc. Proj.) Series 2004, 0.5%, LOC Bank of America NA, VRDN (a)(d)	2,700,000	2,700,000
(Progressive Metal Manufacturing Co. Proj.) 0.42%, LOC Comerica Bank, VRDN (a)(d)	1,050,000	1,050,000
Waterford Econ. Dev. Corp. Ltd. Oblig. Rev. (Canterbury Health Care, Inc. Proj.) Series 2009, 0.29%, LOC Fed. Home Ln. Bank of Boston, VRDN (a)	6,165,000	6,165,000
Wayne County Arpt. Auth. Rev.:
(Detroit Metropolitan Wayne County Arpt. Proj.) Series 2008 B, 0.33%, LOC Landesbank Baden-Wuert, VRDN (a)(d)	23,180,000	23,180,000
Series 2008 E, 0.26%, LOC JPMorgan Chase Bank, VRDN (a)(d)	24,900,000	24,900,000
Series 2008 F, 0.27%, LOC JPMorgan Chase Bank, VRDN (a)(d)	23,200,000	23,200,000
Western Michigan Univ. Rev. Bonds Series 2009, 5% 11/15/10	1,615,000	1,624,131
		781,245,541
Nevada - 0.1%
Clark County McCarran Int'l. Arpt. Passenger Facility Charge Rev. Series 2005 A2, 0.3%, LOC Bayerische Landesbank, VRDN (a)(d)	950,000	950,000
Municipal Securities - continued
	Principal Amount	Value
North Carolina - 0.0%
Catawba County Indl. Facilities & Poll. Cont. Fin. Auth. Rev. (Kroehler Furniture Proj.) Series 1998, 0.38%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(d)	$ 185,000	$ 185,000
Pennsylvania - 0.2%
Allegheny County Indl. Dev. Auth. Health & Hsg. Facilities Rev. (Longwood at Oakmont, Inc. Proj.) Series 2008 B, 0.37%, LOC Citizens Bank of Pennsylvania, VRDN (a)	1,000,000	1,000,000
Pennsylvania Higher Edl. Facilities Auth. Rev. (St. Joseph's Univ. Proj.) Series 2008 B, 0.27%, LOC Citizens Bank of Pennsylvania, VRDN (a)	800,000	800,000
		1,800,000
Puerto Rico - 0.5%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Series 1998 A, 0.27%, LOC Bank of Nova Scotia New York Branch, VRDN (a)	4,000,000	4,000,000
Texas - 0.5%
Austin Hotel Occupancy Tax Rev. Series 2008 B, 0.34%, LOC Dexia Cr. Local de France, VRDN (a)	4,000,000	4,000,000
	Shares
Other - 11.0%
Fidelity Municipal Cash Central Fund, 0.31% (b)(c)	98,846,000	98,846,000
TOTAL INVESTMENT PORTFOLIO - 99.6% (Cost $892,026,541)		892,026,541
NET OTHER ASSETS (LIABILITIES) - 0.4%		3,985,706
NET ASSETS - 100%		$ 896,012,247
Security Type Abbreviations
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Security collateralized by an amount sufficient to pay interest and principal.
(f) Provides evidence of ownership in one or more underlying municipal bonds.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 195,355
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At September 30, 2010, the cost of investment securities for income tax purposes was $892,026,541.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Ohio Municipal
Money Market Fund

September 30, 2010

1.807730.106

OFS-QTLY-1110

Investments September 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 99.3%
	Principal Amount	Value
Arizona - 0.1%
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.) Series 2008 E, 0.33%, LOC Landesbank Baden-Wuert, VRDN (a)	$ 1,100,000	$ 1,100,000
Kentucky - 0.9%
Carroll County Envir. Facilities Rev. (Kentucky Utils. Co. Proj.):
Series 2006 B, 0.35%, LOC Commerzbank AG, VRDN (a)(d)	2,100,000	2,100,000
Series 2008 A, 0.31%, LOC Commerzbank AG, VRDN (a)(d)	2,600,000	2,600,000
Elizabethtown Indl. Bldg. Rev. (Altec Industries, Inc. Proj.) Series 1997, 0.36%, LOC Wells Fargo Bank NA, VRDN (a)(d)	1,000,000	1,000,000
Kentucky Higher Ed. Student Ln. Corp. Rev. Series 2008 A1, 0.31%, LOC State Street Bank & Trust Co., Boston, LOC Bank of America NA, VRDN (a)(d)	2,500,000	2,500,000
		8,200,000
Massachusetts - 0.4%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1992, 0.85% tender 10/5/10, CP mode	4,000,000	4,000,000
Minnesota - 0.8%
Minnesota Hsg. Fin. Agcy. Series 2009 C, 0.28% (Liquidity Facility Fed. Home Ln. Bank-Des Moines), VRDN (a)(d)	8,000,000	8,000,000
Mississippi - 0.4%
Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 0.32%, LOC Bank of America NA, VRDN (a)(d)	4,000,000	4,000,000
Nevada - 0.8%
Clark County Arpt. Rev.:
Series 2008 D1, 0.3%, LOC Landesbank Baden-Wuert, VRDN (a)	6,600,000	6,600,000
Series 2008 D2, 0.3%, LOC Landesbank Baden-Wuert, VRDN (a)	1,100,000	1,100,000
		7,700,000
Municipal Securities - continued
	Principal Amount	Value
North Carolina - 0.9%
North Carolina State Ed. Assistance Auth. Student Ln. Rev. Series 2008 3A2, 0.3%, LOC Bank of America NA, VRDN (a)(d)	$ 1,600,000	$ 1,600,000
Sampson County Indl. Facilities & Poll. Cont. Fing. Auth. Envir. Facilities Rev. (Sampson County Disp., Inc. Proj.) 0.44%, LOC Wells Fargo Bank NA, VRDN (a)(d)	7,000,000	7,000,000
		8,600,000
Ohio - 86.2%
Allen County Hosp. Facilities Rev. (Catholic Healthcare Partners Proj.) Series 2008 D, 0.28%, LOC Wells Fargo Bank NA, VRDN (a)	3,700,000	3,700,000
Alliance Hosp. Rev. (Alliance Obligated Group Proj.) Series 2003, 0.33%, LOC JPMorgan Chase Bank, VRDN (a)	1,500,000	1,500,000
American Muni. Pwr. Bonds (Omega Joint Venture 6 Proj.) 0.43%, tender 2/15/11 (a)	4,926,000	4,926,000
Avon Gen. Oblig. BAN:
1.25% 7/21/11	3,500,000	3,518,712
1.5% 5/11/11	2,835,000	2,850,760
Beachwood Gen. Oblig. BAN Series 2009, 1.5% 12/2/10	3,000,000	3,004,607
Cambridge Hosp. Facilities Rev. (Southeastern Reg'l. Med. Ctr. Proj.) 0.31%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	780,000	780,000
Cleveland Arpt. Sys. Rev.:
Series 2008 D, 0.27%, LOC U.S. Bank NA, Minnesota, VRDN (a)	9,775,000	9,775,000
Series 2009 A, 0.25%, LOC U.S. Bank NA, Minnesota, VRDN (a)(d)	11,240,000	11,240,000
Series 2009 D, 0.34%, LOC KBC Bank NV, VRDN (a)	9,425,000	9,425,000
Cleveland Wtrwks. Rev. Series 2008 Q, 0.26%, LOC Bank of America NA, VRDN (a)	8,650,000	8,650,000
Columbus City School District Participating VRDN Series 1488, 0.32% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	10,945,000	10,945,000
Columbus Muni. Arpt. Auth. Rev. Series A, 0.33% 12/10/10, LOC Cr. Agricole CIB, CP	13,500,000	13,500,000
Cuyahoga County Arpt. Facilities Rev. (Corporate Wings-Cleveland LLC Proj.) 0.37%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(d)	2,855,000	2,855,000
Cuyahoga County Health Care Facilities Rev. (Altenheim Proj.) 0.29%, LOC U.S. Bank NA, Minnesota, VRDN (a)	11,835,000	11,835,000
Cuyahoga County Indl. Dev. Rev.:
(Progressive Plastics, Inc. Proj.) 0.8%, LOC JPMorgan Chase Bank, VRDN (a)(d)	540,000	540,000
(Pubco Corp. Proj.) Series 2001, 0.38%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(d)	1,035,000	1,035,000
Municipal Securities - continued
	Principal Amount	Value
Ohio - continued
Delaware Gen. Oblig. BAN:
1.25% 4/27/11	$ 5,875,000	$ 5,894,295
1.5% 12/21/10	3,500,000	3,507,804
Franklin County Health Care Facilities Rev. (Friendship Village of Dublin, Ohio, Inc. Proj.):
Series 2004 A, 0.27%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	10,970,000	10,970,000
Series 2004 B, 0.27%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	6,930,000	6,930,000
Fulton County Gen. Oblig. Rev. (Fulton County Health Ctr. Proj.) Series 2005, 0.24%, LOC JPMorgan Chase Bank, VRDN (a)	4,500,000	4,500,000
Greene County Gen. Oblig. BAN:
Series 2010 B, 1.25% 11/3/10	7,100,000	7,105,198
Series 2010 C, 1.5% 6/17/11	8,345,000	8,402,716
Hamilton County Econ. Dev. Rev. Participating VRDN Series Solar 06 158, 0.26% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	700,000	700,000
Hamilton County Health Care Facilities Rev.:
(Deaconess Long Term. Care, Inc. Proj.) Series 2000 A, 0.3%, LOC JPMorgan Chase Bank, VRDN (a)	8,925,000	8,925,000
(The Children's Home of Cincinnati Proj.) Series 2009, 0.28%, LOC U.S. Bank NA, Minnesota, VRDN (a)	3,450,000	3,450,000
Hamilton County Healthcare Rev. (Life Enriching Cmntys. Proj.) Series 2006 C, 0.27%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	8,715,000	8,715,000
Hamilton County Hosp. Facilities Rev.:
(Children's Hosp. Med. Ctr. Proj.):
Series 2000, 0.27%, LOC JPMorgan Chase Bank, VRDN (a)	10,005,000	10,005,000
Series 2007 N, 0.27%, LOC JPMorgan Chase Bank, VRDN (a)	3,500,000	3,500,000
(Childrens Hosp. Med. Ctr. Proj.):
Series 1997 A, 0.27%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	8,480,000	8,480,000
Series 2002 I, 0.27%, LOC U.S. Bank NA, Minnesota, VRDN (a)	14,170,000	14,170,000
Hamilton County Student Hsg. Rev. (Block 3 Proj.) Series 2004, 0.27%, LOC Bank of New York, New York, VRDN (a)	9,780,000	9,780,000
Hudson City Gen. Oblig. BAN Series 2009, 2% 10/6/10	10,500,000	10,502,015
Independence Gen. Oblig. BAN Series 2010, 1.875% 4/26/11	3,500,000	3,503,301
Kent State Univ. Revs. Series 2008 B, 0.25%, LOC Bank of America NA, VRDN (a)	8,715,000	8,715,000
Municipal Securities - continued
	Principal Amount	Value
Ohio - continued
Lake County Hosp. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.):
Series 2002, 0.37%, LOC JPMorgan Chase Bank, VRDN (a)	$ 11,600,000	$ 11,600,000
Series 2008 B, 0.24%, LOC JPMorgan Chase Bank, VRDN (a)	1,000,000	1,000,000
Lake County Indl. Dev. Rev. (Norshar Co. Proj.) 0.77%, LOC JPMorgan Chase Bank, VRDN (a)(d)	2,370,000	2,370,000
Lancaster Port Auth. Gas Rev. 0.27% (Liquidity Facility Royal Bank of Canada), VRDN (a)	45,150,000	45,150,000
Lorain County Hosp. Rev. (EMH Reg'l. Med. Ctr. Proj.) Series 2008, 0.28%, LOC JPMorgan Chase Bank, VRDN (a)	17,300,000	17,300,000
Lorain County Ohio Port Auth. Rev. (Nat'l. Bronze and Metals, Inc. Proj.) Series 2009, 0.43%, LOC Bank of America NA, VRDN (a)	8,500,000	8,500,000
Lorain County Port Auth. Edl. Facilities Rev. (St. Ignatius High School Proj.) 0.28%, LOC U.S. Bank NA, Minnesota, VRDN (a)	1,845,000	1,845,000
Mahoning County Hsg. Rev. (Univ. Hsg. Corp. at Youngstown State Univ. Proj.) Series 2002, 0.31%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	2,000,000	2,000,000
Mason City School District BAN Series 2010, 1.5% 2/3/11	3,450,000	3,462,345
Mason Gen. Oblig. BAN:
(Mason Road Proj.) 1.5% 6/29/11	1,140,000	1,147,310
1.25% 3/10/11	2,600,000	2,609,074
3% 6/29/11	3,800,000	3,867,305
Mason Indl. Dev. Rev. (Crane Plastics Co. Proj.) 0.35%, LOC U.S. Bank NA, Minnesota, VRDN (a)(d)	3,440,000	3,440,000
Montgomery County Rev.:
Bonds (Miami Valley Hosp. Proj.) Series 2008 A, 5% 11/15/10	2,705,000	2,718,919
Participating VRDN Series Putters 3622, 0.27% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	4,195,000	4,195,000
(Catholic Health Initiatives Proj.) Series 2004 B2, 0.25% (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (a)	5,000,000	5,000,000
Niles Gen. Oblig. BAN Series 2009, 1.75% 11/10/10	4,600,000	4,604,547
Northwestern Local School District BAN 2% 12/1/10	3,310,000	3,318,288
Ohio Air Quality Dev. Auth. Rev.:
(Dayton Pwr. & Lt. Co. Proj.):
Series 2008 A, 0.3%, LOC JPMorgan Chase Bank, VRDN (a)(d)	19,700,000	19,700,000
Series 2008 B, 0.25%, LOC JPMorgan Chase Bank, VRDN (a)(d)	16,450,000	16,450,000
(FirstEnergy Corp. Proj.) Series 2006 B, 0.28%, LOC Wells Fargo Bank NA, VRDN (a)	8,550,000	8,550,000
Municipal Securities - continued
	Principal Amount	Value
Ohio - continued
Ohio Air Quality Dev. Auth. Rev.: - continued
(Ohio Valley Elec. Corp. Proj.) Series 2009 C, 0.26%, LOC Bank Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	$ 4,600,000	$ 4,600,000
Ohio Bldg. Auth. Bonds (Administrative Bldg. Proj.) Series 2004 B, 5% 10/1/10	500,000	500,000
Ohio Gen. Oblig. Bonds (Higher Ed. Cap. Facilities Proj.) Series II 2002 A, 5% 12/1/10	2,050,000	2,065,918
Ohio Higher Edl. Facility Commission Rev.:
Bonds (Cleveland Clinic Proj.):
Series 2008 B5:
0.36% tender 12/2/10, CP mode	10,200,000	10,200,000
0.37% tender 11/9/10, CP mode	10,300,000	10,300,000
0.42% tender 3/1/11, CP mode	12,700,000	12,700,000
Series 2008 B6, 0.34% tender 3/29/11, CP mode	23,900,000	23,900,000
(Antioch Univ. Proj.) 0.27%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	6,500,000	6,500,000
(Cleveland Institute of Music Proj.) 0.28%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	2,465,000	2,465,000
(Ohio Northern Univ. Proj.) Series 2008 A, 0.32%, LOC JPMorgan Chase Bank, VRDN (a)	125,000	125,000
(Univ. Hosp. Health Sys. Proj.) Series 2008 B, 0.38%, LOC RBS Citizens NA, VRDN (a)	12,000,000	12,000,000
Ohio Hosp. Facilities Rev. Participating VRDN:
Series Putters 3552, 0.27% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	5,940,000	5,940,000
Series Putters 3558, 0.27% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	1,200,000	1,200,000
Ohio Hsg. Participating VRDN Series Clipper 06 8, 0.39% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(d)(e)	1,000,000	1,000,000
Ohio Hsg. Fin. Agcy. Mtg. Rev.:
Participating VRDN:
Series Merlots 01 A78, 0.34% (Liquidity Facility Wells Fargo Bank NA) (a)(d)(e)	1,620,000	1,620,000
Series Merlots 06 A2, 0.34% (Liquidity Facility Wells Fargo Bank NA) (a)(d)(e)	3,710,000	3,710,000
Series Putters 1334, 0.42% (Liquidity Facility JPMorgan Chase & Co.) (a)(d)(e)	7,125,000	7,125,000
(Mtg.-Backed Securities Prog.):
Series 2002 A2, 0.27% (Liquidity Facility KBC Bank NV), VRDN (a)(d)	220,000	220,000
Series 2005 B1, 0.3% (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(d)	6,000,000	6,000,000
Municipal Securities - continued
	Principal Amount	Value
Ohio - continued
Ohio Hsg. Fin. Agcy. Mtg. Rev.: - continued
(Mtg.-Backed Securities Prog.):
Series 2005 B2, 0.27% (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(d)	$ 5,000,000	$ 5,000,000
Series 2005 F, 0.27% (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(d)	11,800,000	11,800,000
Series 2006 F, 0.27% (Liquidity Facility Citibank NA), VRDN (a)(d)	1,000,000	1,000,000
Series B, 0.27% (Liquidity Facility Citibank NA), VRDN (a)(d)	10,600,000	10,600,000
Series 2004 D, 0.27% (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(d)	10,860,000	10,860,000
Series B, 0.27% (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(d)	5,000,000	5,000,000
Ohio Hsg. Fin. Agcy. Multi-family Hsg. Rev.:
(Club at Spring Valley Apts. Proj.) Series 1996 A, 0.6%, LOC RBS Citizens NA, VRDN (a)(d)	700,000	700,000
(Pedcor Invts. Willow Lake Apts. Proj.) Series B, 0.44%, LOC Fed. Home Ln. Bank, Indianapolis, VRDN (a)(d)	445,000	445,000
(Wingate at Belle Meadows Proj.) 0.31%, LOC Fed. Home Ln. Bank, Cincinnati, VRDN (a)(d)	7,755,000	7,755,000
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev.:
(Mtg.-Backed Securities Prog.) Series 2008 D, 0.3% (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(d)	10,100,000	10,100,000
Series 2006 I, 0.27% (Liquidity Facility Citibank NA), VRDN (a)(d)	8,725,000	8,725,000
Series 2006 J, 0.26% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)(d)	5,200,000	5,200,000
Series 2006 M, 0.27% (Liquidity Facility Citibank NA), VRDN (a)(d)	11,825,000	11,825,000
Series 2006 N, 0.27% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)(d)	31,095,000	31,095,000
Series 2007 J, 0.33% (Liquidity Facility KBC Bank NV), VRDN (a)(d)	4,500,000	4,500,000
Series 2008 B, 0.27% (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(d)	2,200,000	2,200,000
Series 2008 H, 0.31% (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(d)	5,000,000	5,000,000
Ohio Major New State Infrastructure Rev. Bonds:
Series 2008-1, 5% 6/15/11	2,340,000	2,414,574
Series 2010-1, 2% 6/15/11	9,900,000	10,008,957
Ohio Wtr. Dev. Auth. (Waste Mgmt., Inc. Proj.) Series B, 0.33%, LOC Bank of America NA, VRDN (a)(d)	5,200,000	5,200,000
Municipal Securities - continued
	Principal Amount	Value
Ohio - continued
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev.:
(FirstEnergy Corp. Proj.) Series A, 0.31%, LOC Barclays Bank PLC, VRDN (a)(d)	$ 18,680,000	$ 18,680,000
Series A, 0.33%, LOC Barclays Bank PLC, VRDN (a)(d)	24,050,000	24,050,000
Ohio Wtr. Dev. Auth. Rev.:
Bonds (Drinking Wtr. Fund Prog.) Series 2010 A, 1.5% 6/1/11	4,105,000	4,135,215
Participating VRDN Series DCL 08 046, 0.4% (Liquidity Facility Dexia Cr. Local de France) (a)(e)	7,980,000	7,980,000
Ohio Wtr. Dev. Auth. Wtr. Poll. Cont. Rev. BAN 5% 11/1/10	9,700,000	9,738,291
Olentangy Local School District Participating VRDN Series Solar 07-7, 0.24% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	10,300,000	10,300,000
Perrysburg Gen. Oblig. BAN:
1.25% 11/4/10	1,200,000	1,200,276
1.25% 11/4/10	2,570,000	2,570,591
Portage County Hosp. Rev. (Robinson Memorial Hosp. Proj.) Series 2008, 0.29%, LOC JPMorgan Chase Bank, VRDN (a)	11,410,000	11,410,000
Rickenbacker Port Auth. Indl. Dev. (Micro Inds. Corp. Proj.) Series 2000, 0.77%, LOC JPMorgan Chase Bank, VRDN (a)(d)	1,270,000	1,270,000
Solon Gen. Oblig. BAN Series 2009, 1.125% 11/18/10	1,175,000	1,175,575
Stow Gen. Oblig. BAN 2% 5/6/11	3,700,000	3,731,038
Toledo Lucas County Port Auth. Rev. Series 2004 C, 0.39%, LOC Banco Santander SA, VRDN (a)	10,100,000	10,100,000
Twinsburg Indl. Dev. Rev. (United Stationers Supply Co. Proj.) 0.33%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(d)	5,300,000	5,300,000
Univ. of Cincinnati Gen. Receipts:
BAN:
Series 2009 D, 1.5% 12/16/10	5,250,000	5,260,651
Series 2010 D, 1.25% 12/16/10	10,500,000	10,516,877
Series 2010 E, 1.5% 7/21/11	5,000,000	5,035,882
Series 2008 B, 0.41%, LOC Bayerische Landesbank, VRDN (a)	3,400,000	3,400,000
Univ. of Toledo Gen. Receipts BAN Series 2010, 1.5% 6/1/11	8,000,000	8,041,190
Village of Indian Hill Econ. Dev. Rev. (Cincinnati Country Day School Proj.) Series 1999, 0.31%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	4,345,000	4,345,000
Westlake Gen. Oblig. BAN Series 2010-1, 1.25% 4/21/11	4,275,000	4,293,346
Westlake Health Facilities Rev. (Lutheran Home Proj.) Series 2005, 0.46%, LOC RBS Citizens NA, VRDN (a)	2,200,000	2,200,000
Municipal Securities - continued
	Principal Amount	Value
Ohio - continued
Wood County Indl. Dev. Rev. (CMC Group Proj.) Series 2001, 0.38%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(d)	$ 1,255,000	$ 1,255,000
Zanesville-Muskingum Port Auth. Indl. Dev. Rev. (Almana II LLC Proj.) Series 2000, 1%, LOC JPMorgan Chase Bank, VRDN (a)(d)	2,550,000	2,550,001
		826,801,578
South Carolina - 0.3%
Charleston Wtrwks. & Swr. Rev. Series A, 0.28% (Liquidity Facility Bank of America NA), VRDN (a)	3,165,000	3,165,000
Texas - 0.1%
Greater East Texas Higher Ed. Auth. Student Ln. Rev. Series 1995 B, 0.28%, LOC State Street Bank & Trust Co., Boston, VRDN (a)(d)	1,000,000	1,000,000
	Shares
Other - 8.4%
Fidelity Municipal Cash Central Fund, 0.31% (b)(c)	80,526,000	80,526,000
TOTAL INVESTMENT PORTFOLIO - 99.3% (Cost $953,092,578)		953,092,578
NET OTHER ASSETS (LIABILITIES) - 0.7%		6,488,845
NET ASSETS - 100%		$ 959,581,423
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Provides evidence of ownership in one or more underlying municipal bonds.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 144,844
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At September 30, 2010, the cost of investment securities for income tax purposes was $953,092,578.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Pennsylvania Municipal
Money Market Fund

September 30, 2010

1.807725.106

PFR-QTLY-1110

Investments September 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 101.7%
	Principal Amount	Value
Arizona - 0.1%
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.) Series 2008 E, 0.33%, LOC Landesbank Baden-Wuert, VRDN (a)	$ 700,000	$ 700,000
California - 0.0%
East Bay Muni. Util. District Wtr. Sys. Rev. Series 2008 B3, 0.29% (Liquidity Facility Landesbank Baden-Wuert), VRDN (a)	200,000	200,000
District Of Columbia - 0.1%
District of Columbia Rev. (American Psychological Assoc. Proj.) Series 2003, 0.34%, LOC Bank of America NA, VRDN (a)	870,000	870,000
Georgia - 0.5%
Coweta County Dev. Auth. Rev. (W.Y. Industries, Inc. Proj.) Series 2007, 0.44%, LOC Wells Fargo Bank NA, VRDN (a)(d)	3,040,000	3,040,000
Iowa - 0.5%
Iowa Fin. Auth. Poll. Cont. Facility Rev. (MidAmerican Energy Proj.) Series 2008 B, 0.37%, VRDN (a)	3,100,000	3,100,000
Kentucky - 0.8%
Carroll County Envir. Facilities Rev. (Kentucky Utils. Co. Proj.):
Series 2006 B, 0.35%, LOC Commerzbank AG, VRDN (a)(d)	1,700,000	1,700,000
Series 2008 A, 0.31%, LOC Commerzbank AG, VRDN (a)(d)	1,800,000	1,800,000
Kentucky Higher Ed. Student Ln. Corp. Rev. Series 2008 A1, 0.31%, LOC State Street Bank & Trust Co., Boston, LOC Bank of America NA, VRDN (a)(d)	1,800,000	1,800,000
		5,300,000
Nevada - 0.1%
Clark County Arpt. Rev. Series 2008 C1, 0.3%, LOC Bayerische Landesbank, VRDN (a)(d)	700,000	700,000
Pennsylvania - 94.0%
Abington Township Gen. Oblig. Bonds Series 2010, 2% 11/15/10	1,515,000	1,517,962
Allegheny County Bonds Series C56, 5% 10/1/10	1,000,000	1,000,000
Allegheny County Hosp. Dev. Auth. Rev.:
Bonds:
(Pittsburgh Med. Ctr. Proj.) Series 2010 A, 3% 5/15/11	1,250,000	1,268,656
(UPMC Health Sys. Proj.) Series 1998 B, 5.25% 11/1/10	2,245,000	2,254,068
(Children's Institute Pittsburgh Proj.) Series 2005 A, 0.28%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	3,110,000	3,110,000
(South Hills Health Sys. Proj.) Series 2000 A, 0.28%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	5,000,000	5,000,000
Municipal Securities - continued
	Principal Amount	Value
Pennsylvania - continued
Allegheny County Indl. Dev. Auth. Rev.:
(Doren, Inc. Proj.) Series 1997 C, 0.45%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(d)	$ 400,000	$ 400,000
(R.I. Lampus Co. Proj.) Series 1997 A, 0.38%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(d)	875,000	875,000
(Union Elec. Steel Co. Proj.) Series 1996 A, 0.34%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(d)	3,120,000	3,120,000
Beaver County Indl. Dev. Auth. Poll. Cont. Rev.:
(FirstEnergy Nuclear Generation Corp. Proj.):
Series 2005 A, 0.26%, LOC Barclays Bank PLC, VRDN (a)	14,400,000	14,400,000
Series 2006 B:
0.25%, LOC Citibank NA, VRDN (a)	8,100,000	8,100,000
0.26%, LOC Royal Bank of Scotland PLC, VRDN (a)	10,000,000	10,000,000
(Pennsylvania Elec. Co. Proj.) Series 2005 B, 0.35%, LOC Bank of Nova Scotia New York Branch, VRDN (a)(d)	11,000,000	11,000,000
Berks County Indl. Dev. Auth. Rev. (Kutztown Univ. Foundation, Inc. Proj.) Series 2004, 0.27%, LOC Wells Fargo Bank NA, VRDN (a)	9,510,000	9,510,000
Berks County Muni. Auth. Rev.:
Participating VRDN Series Putters 3779 Z, 0.27% (Liquidity Facility JPMorgan Chase Bank) (a)(f)	2,750,000	2,750,000
(Phoebe-Devitt Homes Obligated Group Proj.) Series 2008 A, 0.3%, LOC Banco Santander SA, VRDN (a)	13,365,000	13,365,000
Bucks County Indl. Dev. Auth. Rev. (Snowball Real Estate LP Proj.) 0.49%, LOC Wells Fargo Bank NA, VRDN (a)(d)	1,485,000	1,485,000
Cambria County Ind. Dev. Auth. (Cambria Cogen Co. Proj.) Series 1998 A2, 0.35%, LOC Bayerische Hypo-und Vereinsbank AG, VRDN (a)(d)	10,000,000	10,000,000
Chester County Health & Ed. Auth. Rev. (Jenner's Pond Proj.) Series 2006, 0.47%, LOC Citizens Bank of Pennsylvania, VRDN (a)	2,840,000	2,840,000
Chester County Health & Ed. Facilities Auth. Health Sys. Rev. Bonds (Jefferson Health Sys. Proj.) Series 2010 A, 2% 5/15/11	3,475,000	3,509,528
Chester County Indl. Dev. Auth. Student Hsg. Rev. (Univ. Student Hsg., LLC Proj. at West Chester Univ.) Series 2003, 0.24%, LOC Fed. Home Ln. Bank Pittsburgh, VRDN (a)	7,000,000	7,000,000
Chester County Intermediate Unit Rev. Series 2003, 0.28%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	2,405,000	2,405,000
Clarion County Indl. Dev. Auth. Energy Dev. Rev. (Piney Creek Proj.) Series 1990, 0.3%, LOC Landesbank Hessen-Thuringen, VRDN (a)(d)	6,390,000	6,390,000
Municipal Securities - continued
	Principal Amount	Value
Pennsylvania - continued
Cumberland County Muni. Auth. Rev. (Messiah Village Proj.) Series 2008 B, 0.57%, LOC Citizens Bank of Pennsylvania, VRDN (a)	$ 8,000,000	$ 8,000,000
Delaware County Auth. Rev. (White Horse Village Proj.):
Series 2006 A, 0.38%, LOC Citizens Bank of Pennsylvania, VRDN (a)	4,715,000	4,715,000
Series 2008, 0.38%, LOC Citizens Bank of Pennsylvania, VRDN (a)	9,810,000	9,810,000
Delaware County Indl. Dev. Auth. Rev.:
(Resource Recovery Facility Proj.) Series 1997 G:
0.28%, VRDN (a)	1,235,000	1,235,000
0.28%, VRDN (a)	1,345,000	1,345,000
0.28%, VRDN (a)	3,170,000	3,170,000
0.28%, VRDN (a)	1,000,000	1,000,000
(The Agnes Irwin School Proj.) Series 2003, 0.43%, LOC Citizens Bank of Pennsylvania, VRDN (a)	6,965,000	6,965,000
Delaware County Indl. Dev. Poll. Cont. Bonds 0.4% tender 10/28/10, CP mode	6,400,000	6,400,000
Franklin County Indl. Dev. Auth.:
(Menno Haven Proj.) Series 2008, 0.27%, LOC Wells Fargo Bank NA, VRDN (a)	9,205,000	9,205,000
(Menno-Haven, Inc. Proj.) Series 2006, 0.27%, LOC Wells Fargo Bank NA, VRDN (a)	7,100,000	7,100,000
Geisinger Auth. Health Sys. Rev. Participating VRDN Series Putters 3446, 0.27% (Liquidity Facility JPMorgan Chase Bank) (a)(f)	6,600,000	6,600,000
Haverford Township School District Series 2009, 0.27%, LOC TD Banknorth, NA, VRDN (a)	1,000,000	1,000,000
Hempfied School District Gen. Oblig. Bonds Series 2009, 2.5% 10/15/10	1,000,000	1,000,809
Lancaster County Hosp. Auth. Health Ctr. Rev. (Masonic Homes Proj.) Series 2008 D, 0.28%, LOC JPMorgan Chase Bank, VRDN (a)	2,410,000	2,410,000
Lancaster Indl. Dev. Auth. Rev. (Willow Valley Retirement Proj.) Series 2009 B, 0.25%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	10,000,000	10,000,000
Lehigh County Gen. Purp. Auth. (Muhlenberg College Proj.) Series 2008, 0.26%, LOC Bank of America NA, VRDN (a)	1,725,000	1,725,000
Moon Indl. Dev. Auth. Commercial Dev. Rev. (One Thorn Run Ctr. Proj.) Series 1995 A, 0.34%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(d)	3,490,000	3,490,000
North Hills School District Bonds 2% 10/15/10	3,240,000	3,241,859
Municipal Securities - continued
	Principal Amount	Value
Pennsylvania - continued
Northampton Indl. Dev. Auth. Rev. (Ultra-Poly Corp./Portland Ind. Park Proj.) Series 1997, 0.37%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(d)	$ 1,517,000	$ 1,517,000
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev.:
(Amtrak Proj.) Series 2001 B, 0.27%, LOC JPMorgan Chase Bank, VRDN (a)(d)	24,000,000	24,000,000
(FirstEnergy Corp. Proj.) Series A, 0.3%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(d)	4,800,000	4,800,000
(Shippingport Proj.) Series A, 0.3%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(d)	16,100,000	16,100,000
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev.:
(Westrum Harleysville II, LP Proj.) Series 2005, 0.31%, LOC Fed. Home Ln. Bank Pittsburgh, VRDN (a)(d)	11,535,000	11,535,000
Series 2002 B5, 0.34%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(d)	5,000,000	5,000,000
Series 2002 B6, 0.34%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(d)	600,000	600,000
Series 2004 D2, 0.34%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(d)	1,200,000	1,200,000
Pennsylvania Econ. Dev. Fing. Auth. Manufacturing Facility Rev. (Dodge Realty Partners Proj.) 0.33%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(d)	3,500,000	3,500,000
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. (Republic Svcs., Inc. Proj.) Series 2005, 0.3%, LOC Bank of America NA, VRDN (a)(d)	9,500,000	9,500,000
Pennsylvania Energy Dev. Auth. Rev. (Piney Creek Proj.) Series 1996 C, 0.3%, LOC Landesbank Hessen-Thuringen, VRDN (a)(d)	5,855,000	5,855,000
Pennsylvania Gen. Oblig.:
Bonds:
First Series 2001, 5% 1/15/11	2,905,000	2,944,132
First Series 2010 A, 2% 2/15/11	1,000,000	1,006,023
Second Series 2000, 5.25% 10/15/10	1,000,000	1,001,844
Second Series 2008, 5% 2/15/11	1,375,000	1,398,856
Second Series, 6.25% 7/1/11	1,000,000	1,043,628
Participating VRDN:
Series Putters 3350, 0.27% (Liquidity Facility JPMorgan Chase Bank) (a)(f)	7,100,000	7,100,000
Series Putters 3352Z, 0.27% (Liquidity Facility JPMorgan Chase Bank) (a)(f)	4,435,000	4,435,000
Series ROC II R 11505, 0.27% (Liquidity Facility Citibank NA) (a)(f)	4,200,000	4,200,000
Municipal Securities - continued
	Principal Amount	Value
Pennsylvania - continued
Pennsylvania Higher Edl. Facilities Auth. Rev.:
Bonds:
(Temple Univ. Proj.) Series 2010 A, 4% 4/1/11	$ 5,525,000	$ 5,619,563
(UPMC Health Sys. Proj.) Series 2001 A:
6% 1/15/13 (Pre-Refunded to 1/15/11 @ 101) (e)	1,495,000	1,534,332
6% 1/15/31 (Pre-Refunded to 1/15/11 @ 101) (e)	5,500,000	5,644,151
Participating VRDN ROC II R 11721, 0.28% (Liquidity Facility Citibank NA) (a)(f)	7,500,000	7,500,000
(Salle Univ. Proj.) Series 2007 B, 0.45%, LOC Citizens Bank of Pennsylvania, VRDN (a)	3,390,000	3,390,000
(California Univ. of Pennsylvania Student Hsg. Proj.):
Series 2006 A, 0.32%, LOC Citizens Bank of Pennsylvania, VRDN (a)	15,320,000	15,320,000
Series 2006 A1, 0.32%, LOC Citizens Bank of Pennsylvania, VRDN (a)	7,660,000	7,660,000
(Drexel Univ. Proj.) Series B, 0.27%, LOC Landesbank Hessen-Thuringen, VRDN (a)	4,275,000	4,275,000
(Holy Family Univ. Proj.) Series 2008, 0.27%, LOC TD Banknorth, NA, VRDN (a)	1,900,000	1,900,000
(Indiana Univ. of Pennsylvania Student Hsg. Proj.) Series 2008, 0.27%, LOC Fed. Home Ln. Bank Pittsburgh, VRDN (a)	8,520,000	8,520,000
(King's College Proj.) Series 2002 J3, 0.28%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	160,000	160,000
Bonds (Bryn Mawr College Proj.) Series 2009, 0.38%, tender 2/2/11 (a)	6,000,000	6,000,000
Pennsylvania Hsg. Fin. Agcy. Single Family Mtg. Rev.:
Participating VRDN:
Series BA 08 1118, 0.36% (Liquidity Facility Bank of America NA) (a)(d)(f)	3,362,000	3,362,000
Series Merlots 07 C50, 0.34% (Liquidity Facility Wells Fargo Bank NA) (a)(d)(f)	5,095,000	5,095,000
Series Putters 1213 B, 0.38% (Liquidity Facility JPMorgan Chase & Co.) (a)(d)(f)	1,135,000	1,135,000
Series Putters 3786 Z, 0.38% (Liquidity Facility JPMorgan Chase Bank) (a)(d)(f)	5,000,000	5,000,000
Series 2002 74A, 0.31% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (a)(d)	2,600,000	2,600,000
Series 2002 75A, 0.31% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (a)(d)	8,100,000	8,100,000
Series 2003 77B, 0.3% (Liquidity Facility BNP Paribas SA), VRDN (a)(d)	7,575,000	7,575,000
Municipal Securities - continued
	Principal Amount	Value
Pennsylvania - continued
Pennsylvania Hsg. Fin. Agcy. Single Family Mtg. Rev.: - continued
Series 2003 79B, 0.31% (Liquidity Facility BNP Paribas SA), VRDN (a)(d)	$ 6,450,000	$ 6,450,000
Series 2004 81C, 0.3% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (a)(d)	5,000,000	5,000,000
Series 2004 84D, 0.29% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)(d)	6,600,000	6,600,000
Series 2004 86B, 0.29% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)(d)	5,000,000	5,000,000
Series 2004 86C, 0.29% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)(d)	16,640,000	16,640,000
Series 2005 90C, 0.27% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)(d)	6,000,000	6,000,000
Series 2005-89, 0.29% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)(d)	24,425,000	24,425,000
Series 2006 92B, 0.3% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)(d)	21,370,000	21,370,000
Pennsylvania Intergovernmental Coop. Auth. Spl. Tax Rev. Participating VRDN Series Putters 3481, 0.27% (Liquidity Facility JPMorgan Chase Bank) (a)(f)	5,035,000	5,035,000
Pennsylvania Pub. School Bldg. Auth. School Rev. (Harrisburg School District Proj.) Series 2009 D, 0.27%, LOC Wells Fargo Bank NA, VRDN (a)	6,800,000	6,800,000
Pennsylvania State Univ. Participating VRDN Series BC 10 44B, 0.28% (Liquidity Facility Barclays Bank PLC) (a)(f)	3,200,000	3,200,000
Pennsylvania Tpk. Commission Tpk. Rev. Series 2008 B5, 0.26%, LOC Bank of America NA, VRDN (a)	3,900,000	3,900,000
Philadelphia Auth. for Indl. Dev. Rev.:
(Spl. People Northeast, Inc. Proj.) Series 2006, 0.43%, LOC Citizens Bank of Pennsylvania, VRDN (a)	8,025,000	8,025,000
(The Franklin Institute Proj.) Series 2006, 0.32%, LOC Bank of America NA, VRDN (a)	2,600,000	2,600,000
Philadelphia Hospitals & Higher Ed. Facilities Auth. Health Systems Rev.:
Bonds (Jefferson Health Sys. Proj.) Series 2010 B, 2% 5/15/11	6,200,000	6,261,604
Participating VRDN Series ROC II R 11867, 0.28% (Liquidity Facility Citibank NA) (a)(f)	5,500,000	5,500,000
Philadelphia School District:
Series 2008 A1, 0.26%, LOC Bank of America NA, VRDN (a)	2,400,000	2,400,000
Series 2008 A4, 0.4%, LOC Bank of America NA, VRDN (a)	800,000	800,000
Municipal Securities - continued
	Principal Amount	Value
Pennsylvania - continued
Philadelphia School District: - continued
Series 2008 B1, 0.27%, LOC Wells Fargo Bank NA, VRDN (a)	$ 7,100,000	$ 7,100,000
Series 2008 B2, 0.27%, LOC Wells Fargo Bank NA, VRDN (a)	6,800,000	6,800,000
Philadelphia Wtr. & Wastewtr. Rev. Series 1997 B, 0.26%, LOC Bank of America NA, VRDN (a)	23,260,000	23,260,000
Pittsburgh & Allegheny County Sports & Exhibition Auth. Bonds Series 2010, 2% 2/1/11	3,420,000	3,439,190
Ridley School District Series 2009, 0.27%, LOC TD Banknorth, NA, VRDN (a)	3,000,000	3,000,000
Saint Mary Hosp. Auth. Health Sys. Rev. Bonds Series 2010, 2% 11/15/10	2,100,000	2,102,938
Schuylkill County Indl. Dev. Auth. Rev. (KP Tamaqua LP Proj.) Series 2007, 0.48%, LOC Citizens Bank of Pennsylvania, VRDN (a)(d)	1,670,000	1,670,000
Union County Higher Edl. Facilities Fing. Auth. Univ. Rev. Bonds (Bucknell Univ. Proj.) Series 2010, 3% 4/1/11	1,615,000	1,635,379
Univ. of Pittsburgh Commonwealth Sys. of Higher Ed.:
Bonds (Univ. Cap. Proj.) Series 2005 C, 0.3% tender 11/17/10, CP mode	8,000,000	8,000,000
BAN Series 2010, 2% 5/31/11	6,700,000	6,767,683
Washington County Hosp. Auth. Rev. (Washington Hosp. Proj.) Series 2007 B, 0.27%, LOC Wells Fargo Bank NA, VRDN (a)	6,400,000	6,400,000
		623,021,205
South Carolina - 0.2%
Oconee County Poll. Cont. Rev. (Duke Energy Corp. Proj.) Series 1999 B, 0.42%, VRDN (a)(d)	1,000,000	1,000,000
Tennessee - 0.3%
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev. (Catholic Healthcare Partners Proj.) Series 2008 B, 0.3%, LOC Landesbank Baden-Wuert, VRDN (a)	2,000,000	2,000,000
Municipal Securities - continued
	Shares	Value
Other - 5.1%
Fidelity Municipal Cash Central Fund, 0.31% (b)(c)	33,990,000	$ 33,990,000
TOTAL INVESTMENT PORTFOLIO - 101.7% (Cost $673,921,205)		673,921,205
NET OTHER ASSETS (LIABILITIES) - (1.7)%		(11,191,630)
NET ASSETS - 100%		$ 662,729,575
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Security collateralized by an amount sufficient to pay interest and principal.
(f) Provides evidence of ownership in one or more underlying municipal bonds.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 65,053
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At September 30, 2010, the cost of investment securities for income tax purposes was $673,921,205.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Municipal Trust II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Municipal Trust II

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	November 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	November 29, 2010
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	November 29, 2010